Financial Instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Bonds issued | AC liabilities
Disclosure of detailed information about financial instruments
Financial liabilities, carrying amount	₽ 4,734	₽ 5,014
Financial liabilities, fair value	4,668	5,134
Debt securities and long-term loans
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	13,354	6,597
Financial assets, fair value	13,290	6,690
Debt securities | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	3,526	6,383
Financial assets, fair value	3,462	6,476
Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	9,561
Financial assets, fair value	9,561
Long-term loans | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	250	196
Financial assets, fair value	250	196
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	17	18
Financial assets, fair value	₽ 17	₽ 18